Fair value of financial assets and liabilities (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Carrying Amount
Financial liabilities at amortized cost:
Deposits from Bacen and credit institutions (note 16)	R$ 98,586,389	R$ 98,716,735	R$ 79,068,604
Customer deposits (note 17)	336,514,597	285,344,281	258,482,156
Marketable debt securities (note 18)	73,702,474	74,626,232	70,247,012
Subordinated liabilities (note 19)	10,175,961	9,885,607	519,230
Debt Instruments Eligible to Compose Capital (note 20)	0	9,779,944	8,436,901
Other financial liabilities (note 21)	60,885,370	49,782,780	44,260,735
Total	579,864,790	528,135,579	461,014,638
Fair Value
Financial liabilities at amortized cost:
Deposits from Bacen and credit institutions (note 16)	98,605,373	98,713,988	79,068,564
Customer deposits (note 17)	336,593,455	285,417,696	258,576,177
Marketable debt securities (note 18)	73,889,348	74,783,289	70,245,820
Subordinated liabilities (note 19)	10,175,961	9,853,157	528,799
Debt Instruments Eligible to Compose Capital (note 20)	0	9,782,373	8,436,901
Other financial liabilities (note 21)	60,885,370	49,782,780	43,003,735
Total	580,149,506	528,333,283	459,859,996
Level 1
Financial liabilities at amortized cost:
Deposits from Bacen and credit institutions (note 16)	0	0	0
Customer deposits (note 17)	0	0	0
Marketable debt securities (note 18)	0	0	0
Subordinated liabilities (note 19)	0	0	0
Debt Instruments Eligible to Compose Capital (note 20)	0	0	0
Other financial liabilities (note 21)	0	0	0
Total	0	0	0
Level 2
Financial liabilities at amortized cost:
Deposits from Bacen and credit institutions (note 16)	98,605,373	98,713,988	0
Customer deposits (note 17)	336,593,455	285,417,696	0
Marketable debt securities (note 18)	10,205,065	4,599,204	2,000,552
Subordinated liabilities (note 19)	10,175,961	9,853,157	0
Debt Instruments Eligible to Compose Capital (note 20)	0	9,782,373	8,436,901
Other financial liabilities (note 21)	0	0	0
Total	455,579,853	408,366,418	10,437,453
Level 3
Financial liabilities at amortized cost:
Deposits from Bacen and credit institutions (note 16)	0	0	79,068,564
Customer deposits (note 17)	0	0	258,576,177
Marketable debt securities (note 18)	63,684,284	70,184,085	68,245,268
Subordinated liabilities (note 19)	0	0	528,799
Debt Instruments Eligible to Compose Capital (note 20)	0	0	0
Other financial liabilities (note 21)	60,885,370	49,782,780	43,003,735
Total	R$ 124,569,654	R$ 119,966,865	R$ 449,422,543